GOODWILL (Details)		3 Months Ended	11 Months Ended	12 Months Ended
	Feb. 03, 2016	Mar. 31, 2018 USD ($)	Nov. 30, 2015 USD ($)	Dec. 31, 2020 USD ($) reporting_unit	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Feb. 29, 2016 $ / shares
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill				$ 225,273,000	$ 225,273,000		$ 225,273,000
Accumulated impairment losses				(112,821,000)	(112,821,000)		(112,821,000)
Goodwill				112,452,000	112,452,000		$ 112,452,000
Share price (in dollars per share) | $ / shares								$ 15.15
Reverse stock split, conversion ratio	0.2000
Acquired goodwill			$ 225,300,000
Impairment loss on goodwill		$ 0		$ 0	$ 0	$ 112,800,000
Number of reporting units | reporting_unit				1